Supplementary Cash Flow Information - Cash and cash equivalents (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Unrestricted cash and cash equivalents included in the consolidated statement of cash flows
Cash	$ 2,381.0	$ 2,612.5
Cash equivalents	3,861.8	3,500.0
Total cash and cash equivalents	6,242.8	6,112.5	$ 5,121.4
Restricted cash and cash equivalents
Restricted cash	344.7	1,155.1
Restricted cash equivalents	300.0	245.0
Total restricted cash and restricted cash equivalents	644.7	1,400.1
Cash and cash equivalents included on the consolidated balance sheet
Cash and restricted cash	2,725.7	3,767.6
Cash equivalents and restricted cash equivalents	4,161.8	3,745.0
Total cash and cash equivalents and restricted cash and restricted cash equivalents	6,887.5	7,512.6
Blizzard Vacatia
Disclosure of financial assets [line items]
Restricted cash held for purchase of associate		835.0
Holding company cash and investments
Unrestricted cash and cash equivalents included in the consolidated statement of cash flows
Cash	89.1	146.2
Cash equivalents	108.1	362.0
Total cash and cash equivalents	197.2	508.2
Restricted cash and cash equivalents
Restricted cash		155.0
Total restricted cash and restricted cash equivalents		155.0
Cash and cash equivalents included on the consolidated balance sheet
Cash and restricted cash	89.1	301.2
Cash equivalents and restricted cash equivalents	108.1	362.0
Total cash and cash equivalents and restricted cash and restricted cash equivalents	197.2	663.2
Holding company assets pledged for derivative obligations
Unrestricted cash and cash equivalents included in the consolidated statement of cash flows
Cash equivalents		101.1
Total cash and cash equivalents		101.1
Cash and cash equivalents included on the consolidated balance sheet
Cash equivalents and restricted cash equivalents		101.1
Total cash and cash equivalents and restricted cash and restricted cash equivalents		101.1
Subsidiary cash and short term investments
Unrestricted cash and cash equivalents included in the consolidated statement of cash flows
Cash	2,265.1	2,411.2
Cash equivalents	3,658.2	3,010.2
Total cash and cash equivalents	5,923.3	5,421.4
Restricted cash and cash equivalents
Restricted cash	344.6	1,000.1
Restricted cash equivalents	295.8	240.6
Total restricted cash and restricted cash equivalents	640.4	1,240.7
Cash and cash equivalents included on the consolidated balance sheet
Cash and restricted cash	2,609.7	3,411.3
Cash equivalents and restricted cash equivalents	3,954.0	3,250.8
Total cash and cash equivalents and restricted cash and restricted cash equivalents	6,563.7	6,662.1
Fairfax India
Unrestricted cash and cash equivalents included in the consolidated statement of cash flows
Cash	17.4	55.1
Cash equivalents	0.4	26.7
Total cash and cash equivalents	17.8	81.8
Restricted cash and cash equivalents
Restricted cash equivalents	4.2	4.4
Total restricted cash and restricted cash equivalents	4.2	4.4
Cash and cash equivalents included on the consolidated balance sheet
Cash and restricted cash	17.4	55.1
Cash equivalents and restricted cash equivalents	4.6	31.1
Total cash and cash equivalents and restricted cash and restricted cash equivalents	22.0	$ 86.2
Assets held for sale (note 21)
Unrestricted cash and cash equivalents included in the consolidated statement of cash flows
Cash	9.4
Cash equivalents	95.1
Total cash and cash equivalents	104.5
Restricted cash and cash equivalents
Restricted cash	0.1
Total restricted cash and restricted cash equivalents	0.1
Cash and cash equivalents included on the consolidated balance sheet
Cash and restricted cash	9.5
Cash equivalents and restricted cash equivalents	95.1
Total cash and cash equivalents and restricted cash and restricted cash equivalents	$ 104.6